ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
SUMMARY OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	September 30,	December 31,
	2021	2020

Accounts payable	$101,808	$178,319
Payroll liabilities	81,440	102,793
Credit cards	15,050	31,918
Accrued dividend - preferred stock	6,618	484
Accrued liabilities	-	87,500
	$204,916	$401,014

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	December 31,	December 31,
	2020	2019

Accounts payable	$178,319	$339,882
Credit cards and accrued liabilities	222,695	68,313
	$401,014	$408,195